                                                                Supplement 2
                                                                           ABC

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 1, 2000
                                     to the
                 PIMCO Funds Asset Allocation Series Prospectus
                         for Class A, B, and C Shares
                              Dated April 3, 2000

 Disclosure Relating to the 90/10 Portfolio, the 60/40 Portfolio and the 30/70
                                   Portfolio

  Changes to the Asset Allocation Committee. The subsection captioned "Asset Allocation Committee" in the section captioned "Management of the Portfolios" is amended to read in its entirety as follows:

     PIMCO Advisors selects the Underlying Funds in which the Portfolios may invest. PIMCO Advisors' Asset Allocation Committee is responsible for determining how the Portfolios' assets are allocated and reallocated from time-to-time among the Underlying Funds selected by PIMCO Advisors. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

-------------------------------------------------------------------------------
Asset Allocation
Committee
Member                Since          Recent Professional Experience
-------------------------------------------------------------------------------
Udo Frank             May, 2000      Managing Director and Chief Investment
                                     Officer of Allianz Asset Advisory and
                                     Management GmbH. Previously, he served as
                                     the Chief Investment Officer of Allianz KAG
                                     from 1994 to 1997.
-------------------------------------------------------------------------------
Kenneth W. Corba      May, 2000      Managing Director and Chief Investment
                                     Officer of the PIMCO Equity Advisors
                                     division of PIMCO Advisors. Prior to
                                     joining PIMCO Advisors, he was with Eagle
                                     Asset Management from 1995 to 1998, serving
                                     in various capacities including as Chief
                                     Investment Officer and Portfolio Manager.
                                     He was with Stein Roe & Farnham Inc. from
                                     1984 to 1995.
-------------------------------------------------------------------------------
Colin Glinsman        May, 2000      Chief Investment Officer of Oppenheimer
                                     Capital since 1999. Previously, he served
                                     as a portfolio manager and research analyst
                                     at Oppenheimer Capital from 1989 to 1999.
-------------------------------------------------------------------------------
John Hague            May, 2000      Managing Director of Pacific Investment
                                     Management Company, where he is a member of
                                     the Executive Committee and a senior member
                                     of the Portfolio Management and Investment
                                     Strategy Groups. He joined Pacific
                                     Investment Management Company in 1987.
-------------------------------------------------------------------------------
John Loftus           May, 2000      Managing Director of Pacific Investment
                                     Management Company, where he is a senior
                                     member of its Investment Strategy Group. He
                                     also heads the firm's product management
                                     area. He joined Pacific Investment
                                     Management Company in 1986.
-------------------------------------------------------------------------------

                                                           Supplement 1
                                                             (Institutional
                                                                   and
                                                                Administrative)


                       PIMCO FUNDS: MULTI-MANAGER SERIES

                         Supplement Dated June 1, 2000
                                     to the
                 PIMCO Funds Asset Allocation Series Prospectus
               for Institutional and Administrative Class Shares
                              Dated April 3, 2000

 Disclosure Relating to the 90/10 Portfolio, the 60/40 Portfolio and the 30/70
                                   Portfolio

  Changes to the Asset Allocation Committee. The subsection captioned "Asset Allocation Committee" in the section captioned "Management of the Portfolios" is amended to read in its entirety as follows:

     PIMCO Advisors selects the Underlying Funds in which the Portfolios may invest. PIMCO Advisors' Asset Allocation Committee is responsible for determining how the Portfolios' assets are allocated and reallocated from time-to-time among the Underlying Funds selected by PIMCO Advisors. The following provides information about the individuals who comprise the Asset Allocation Committee and are primarily responsible for making asset allocation and other investment decisions for the Portfolios.

-------------------------------------------------------------------------------
Asset Allocation
Committee
Member                Since          Recent Professional Experience
-------------------------------------------------------------------------------
Udo Frank             May, 2000      Managing Director and Chief Investment
                                     Officer of Allianz Asset Advisory and
                                     Management GmbH. Previously, he served as
                                     the Chief Investment Officer of Allianz KAG
                                     from 1994 to 1997.
-------------------------------------------------------------------------------
Kenneth W. Corba      May, 2000      Managing Director and Chief Investment
                                     Officer of the PIMCO Equity Advisors
                                     division of PIMCO Advisors. Prior to
                                     joining PIMCO Advisors, he was with Eagle
                                     Asset Management from 1995 to 1998, serving
                                     in various capacities including as Chief
                                     Investment Officer and Portfolio Manager.
                                     He was with Stein Roe & Farnham Inc. from
                                     1984 to 1995.
-------------------------------------------------------------------------------
Colin Glinsman        May, 2000      Chief Investment Officer of Oppenheimer
                                     Capital since 1999. Previously, he served
                                     as a portfolio manager and research analyst
                                     at Oppenheimer Capital from 1989 to 1999.
-------------------------------------------------------------------------------
John Hague            May, 2000      Managing Director of Pacific Investment
                                     Management Company, where he is a member of
                                     the Executive Committee and a senior member
                                     of the Portfolio Management and Investment
                                     Strategy Groups. He joined Pacific
                                     Investment Management Company in 1987.
-------------------------------------------------------------------------------
John Loftus           May, 2000      Managing Director of Pacific Investment
                                     Management Company, where he is a senior
                                     member of its Investment Strategy Group. He
                                     also heads the firm's product management
                                     area. He joined Pacific Investment
                                     Management Company in 1986.
-------------------------------------------------------------------------------